Derivative and Hedging Instruments - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Notional amount	CAD 336,773,000,000	CAD 370,198,000,000
Fair value of reinsurance ceded guaranteed minimum income benefits	1,079,000,000	1,408,000,000
Fair value of reinsurance assumed guaranteed minimum income benefits	100,000,000	119,000,000
Fair value of credit and interest rate embedded derivatives	123,000,000	218,000,000
Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Net loss that will be reclassified from AOCI to net income within next 12 months	CAD 13,000,000
Maximum time frame for which variable cash flows are hedged	19 years
Variable annuity guarantee dynamic hedging and macro equity risk hedging programs [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	CAD 114,000,000,000	CAD 177,000,000,000